Annual Total Returns (Vanguard Market Neutral Fund - Investor Shares Retail) (Vanguard Market Neutral Fund, Vanguard Market Neutral Fund - Investor Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Market Neutral Fund | Vanguard Market Neutral Fund - Investor Shares
Annual Total Return
2013	8.59%
2012	(1.50%)
2011	7.80%
2010	(1.03%)
2009	(11.38%)
2008	(8.24%)
2007	12.81%
2006	6.52%
2005	9.64%
2004	3.88%